Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 4)		$ 18,926,933	$ 8,610,996
Receivables (Note 5)		1,190,689	243,639
Prepaid expenses		2,268,776	920,146
Inventory		420,737	232,903
Current assets		22,807,135	10,007,684
Non-current assets
Restricted cash		110,707
Plant and equipment (Note 6)		5,323,766	1,393,683
Goodwill and other intangible assets (Note 7)		1,239,123	1,260,014
TOTAL ASSETS		29,480,731	12,661,381
Current liabilities
Bank overdraft and demand loan			123,637
Trade payables and accrued liabilities (Note 8)		1,262,861	1,123,790
Customer deposits		303,076	362,829
Construction contract liability		99,707	84,242
Shareholder loan		6,230	10,383
Promissory note (Note 7)			1,500,000
Deferred income tax (Note 7)		149,794	149,794
Total Current Liabilities		1,821,668	3,354,675
Non-current liabilities
Derivative liability (Note 11)	[1]	4,752,875	3,655,690
TOTAL LIABILITIES		6,574,543	7,010,365
EQUITY
Share capital (Note 12)		46,622,299	22,718,282
Common share subscription			750,000
Deficit		(31,373,697)	(21,335,552)
Reserves		7,657,586	3,518,286
TOTAL EQUITY		22,906,188	5,651,016
TOTAL LIABILITIES AND EQUITY		$ 29,480,731	$ 12,661,381

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards ("IFRS"). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 11.